SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Government subsidies and Foreign currency exchange rate risk (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Government subsidies received	$ 0	$ 7,000
Appreciation of foreign currency (as a percent)		0.62%
Depreciation of foreign currency (as a percent)	0.41%